Intangible Assets - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 01, 2021	Jan. 22, 2020	Dec. 31, 2021	Dec. 31, 2021
PRA Health Sciences, Inc
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 4,886,000
Amortization of intangible assets			$ 223,500
PRA Health Sciences, Inc | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
PRA Health Sciences, Inc | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	23 years
PRA Health Sciences, Inc | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 3,915,000
PRA Health Sciences, Inc | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	490,000
PRA Health Sciences, Inc | Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	202,000
PRA Health Sciences, Inc | Patient database
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	168,000
PRA Health Sciences, Inc | Technology assets
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 111,000
Medpass Group Limited
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 2,000
Percentage of share capital acquired (in percent)		100.00%
Medpass Group Limited | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 11,725
Amortization period		13 years
Medpass Group Limited | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 2,883
Amortization period		3 years